Offerings	Jun. 05, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,116,070
Proposed Maximum Offering Price per Unit | $ / shares	4.27
Maximum Aggregate Offering Price	$ 4,765,618.9
Fee Rate	0.01381%
Amount of Registration Fee	$ 658.13
Offering Note

(1)
In the event of a stock split, stock dividend or other similar transaction involving shares of the common stock, par value $0.0001 per share (“common stock”), of Opus Genetics, Inc. (the “Registrant”), in order to prevent dilution, the number of shares of common stock registered hereby shall be automatically increased to cover the additional shares of common stock in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s common stock on June 1, 2026, as reported on the Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon conversion of notes
Amount Registered | shares	1,562,500
Proposed Maximum Offering Price per Unit | $ / shares	4.27
Maximum Aggregate Offering Price	$ 6,671,875
Fee Rate	0.01381%
Amount of Registration Fee	$ 921.39
Offering Note

(1)
In the event of a stock split, stock dividend or other similar transaction involving shares of the common stock, par value $0.0001 per share (“common stock”), of Opus Genetics, Inc. (the “Registrant”), in order to prevent dilution, the number of shares of common stock registered hereby shall be automatically increased to cover the additional shares of common stock in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Represents 1,562,500 shares of the Registrant’s common stock issuable upon the conversion of the Registrant’s notes issued pursuant to that certain Note Purchase Agreement, dated as of April 2, 2026, as amended by that certain Waiver and Omnibus Amendment of Note and Stock Agreements, dated as of April 13, 2026.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s common stock on June 1, 2026, as reported on the Nasdaq Capital Market.